Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets consist of the following:

	2023	2022
Restricted cash	$19,997	$43,562
Pension and OPEB plan assets (note 10(a))	48,477	26,482
Long-term deposits and cash collateral	19,336	22,537
Income taxes recoverable	9,988	7,100
Deferred financing costs (a)	27,176	28,586
Insurance recoveries (note 22(a))	66,000	—
Other (b)	31,080	21,596
	$222,054	$149,863
Less: current portion	(23,061)	(22,564)
	$198,993	$127,299
(a)Deferred financing costs
Deferred financing costs represent costs of arranging the Company’s revolving credit facilities and intercompany loans as well as the portion of transactions costs related to the Green Equity Units that will be recorded against the common shares when issued.
11.Other assets (continued)
(b)Other
Other includes various deferred charges that are expected to be transferred to utility plant upon reaching certain milestones as well as prepaid long-term service contracts.